Components Of Other Comprehensive Income/(Loss) (Accumulated Other Comprehensive Income/Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated other comprehensive income/(loss) Ending Balance	$ (130,156,000)	$ (127,546,000)	$ (114,209,000)		$ (151,831,000)
Accumulated other comprehensive income (loss), Before-Tax Amount	(3,876,000)	(22,330,000)	58,878,000		(168,661,000)
Accumulated other comprehensive income (loss), Tax Benefit/ (Expense)	1,266,000	8,993,000	(21,256,000)		64,931,000
Unrealized market adjustments on securities available for sale, Before-Tax Amount	34,748,000	(32,727,000)	34,759,000
Unrealized market adjustments on securities available for sale, Tax Benefit/(Expense)	(13,517,000)	12,731,000	(12,145,000)
Unrealized market adjustments on securities available for sale, Accumulated Other Comprehensive Income/(Loss)	21,231,000	(19,996,000)	22,614,000
Adjustment for net gains/(losses) included in net income, Before-Tax Amount	773,000	715,000
Adjustment for net gains/(losses) included in net income, Tax Benefit/(Expense)	(301,000)	(278,000)
Adjustment for net gains/(losses) included in net income, Accumulated Other Comprehensive Income/(Loss)	472,000	437,000
Prior service cost arising during period, Before-Tax Amount			17,088,000
Prior service cost arising during period, Tax Benefit/(Expense)			(6,259,000)
Prior service cost arising during period, Accumulated Other Comprehensive Income/(Loss)			10,829,000
Net actuarial gain/(loss) arising during period, Before-Tax Amount	(60,953,000)	(5,439,000)	6,024,000	[1]
Net actuarial gain/(loss) arising during period, Tax Benefit/(Expense)	23,337,000	2,014,000	(2,483,000)	[1]
Net actuarial gain/(loss) arising during period, Accumulated Other Comprehensive Income/(Loss)	(37,616,000)	(3,425,000)	3,541,000	[1],[2]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Before-Tax Amount	21,556,000	15,121,000	1,007,000
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	(8,253,000)	(5,474,000)	(369,000)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Accumulated Other Comprehensive Income/(Loss)	13,303,000	9,647,000	638,000
Other comprehensive income (loss), pension and other employee benefit plans, curtailment, tax effect	$ 18,300,000

[1]	Includes a positive, after-tax effect of $18.3 million due to a pension curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.
[2]	Includes a positive, after-tax effect of $18.3 million due to a curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.